Income Tax Expense - Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	€ 1,981	€ 1,653
Net deferred tax assets	1,981	1,653
Deferred tax liabilities	€ (5)	€ (998)